Financial result (Tables)	6 Months Ended
Jun. 30, 2021
Financial result
Schedule of financial result

	Three-month period ended June 30,		Six-month period ended June 30,
	2021	2020	2021	2020
Financial income
Short-term investments	41	28	68	80
Others	45	107	92	162
	86	135	160	242
Financial expenses
Loans and borrowings gross interest (note 19)	(176)	(193)	(383)	(407)
Capitalized loans and borrowing costs	14	12	30	44
Participative stockholders' debentures (note 18)	(278)	(231)	(1,261)	(280)
Interest on REFIS	(10)	(12)	(17)	(37)
Interest on lease liabilities (note 19)	(16)	(17)	(35)	(35)
Financial guarantees (i)	401	(31)	364	(172)
Expenses with cash tender offer redemption (note 19)	—	—	(63)	—
Others	(112)	(113)	(198)	(223)
	(177)	(585)	(1,563)	(1,110)

Other financial items, net
Net foreign exchange gains (losses)	(390)	107	(70)	(357)
Derivative financial instruments (note 16)	856	(86)	417	(1,470)
Reclassification of cumulative translation adjustment on VNC sale (note 12)	—	—	1,132	—
Indexation gains (losses), net	(25)	(56)	197	(75)
	441	(35)	1,676	(1,902)
Total	350	(485)	273	(2,770)

(i) Refers to the fair value adjustments on financial guarantees given to associates due to their rating improvement, leading to a decrease in the probability of default on the guaranteed loans. Further details are disclosed in note 13.